Leases	12 Months Ended
Jun. 30, 2026
Leases
Leases

24. Leases

(a) Right-of-use assets

The Group’s right-of-use assets comprise buildings leased by VIS Networks Private Limited in India, recognised on the acquisition of 12 February 2026 (Note 37); a motor vehicle leased by Braiin LLC in the United States under a fixed 48-month lease that commenced on 28 June 2024; and premises leased by Raptor300 Inc, which were fully depreciated during the year.

USD	Buildings	Motor vehicle	Premises	Total
Cost
At 30 June 2025	–	83,343	2,069	85,412
At 30 June 2026	344,006	72,946	12,074	429,026
Accumulated depreciation
At 30 June 2025	–	(20,837)	(1,057)	(21,894)
At 30 June 2026	(31,009)	(37,993)	(12,074)	(81,076)
Carrying amount at 30 June 2026	312,997	34,953	–	347,950
Carrying amount at 30 June 2025	–	62,506	1,012	63,518

Reconciliation of carrying amount

USD	2026	2025
Carrying amount at the beginning of the year	63,518	2,069
Assets acquired through business combinations (Note 37)	359,029	–
Additions	–	83,343
Depreciation for the year	(36,830)	(21,894)
Adjustment to the carrying amount of the motor vehicle	(22,994)	–
Net exchange differences	(14,773)	–
Carrying amount at the end of the year	347,950	63,518

(b) Lease liabilities

	2026 USD	2025 USD
Current	104,714	17,760
Non-current	270,788	38,291
	375,502	56,051

(c) Amounts recognised in profit or loss

	2026 USD	2025 USD
Depreciation of right-of-use assets	(36,830)	(19,293)
Interest on lease liabilities	(12,209)	(3,282)
Expense relating to short-term leases and leases of low-value assets	(422,683)	(248,800)
	(471,722)	(271,375)

(d) Maturity analysis of lease liabilities

The following table sets out the contractual undiscounted cash flows of the Group’s lease liabilities.

	2026 USD	2025 USD
Not later than one year	114,000	20,159
Later than one year and not later than five years	288,000	40,318
Later than five years	–	–
Total undiscounted lease payments	402,000	60,477
Future finance charges	(26,498)	(4,426)
Carrying amount of lease liabilities	375,502	56,051

The Group leases motor vehicles and office premises. Lease terms are negotiated individually and contain a range of terms and conditions. The weighted average incremental borrowing rate applied to lease liabilities recognised during the year was 9.5 percent. The total cash outflow for leases during the year was USD 66,655, comprising the principal element presented within financing activities in the statement of cash flows. The Group does not have leases containing residual value guarantees, variable payments linked to an index, or commitments for leases not yet commenced.